Multi-Sector Bond Portfolio Investment Risks - Multi-Sector Bond Portfolio	Dec. 31, 2025
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected and the adviser’s quality determinations with respect to securities that are unrated by the major credit rating agencies may be inaccurate, which could cause the Portfolio to underperform other mutual funds or lose money.
Contingent Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Contingent Convertible Securities Risk – Investing in convertible contingent securities may subject the Portfolio to the risk of the occurrence of a triggering event which, depending on the underlying circumstances, may result in the issuer converting the security to an equity interest or writing down the principal value of such securities (either partially or in full). In addition, coupons associated with contingent convertible securities are typically fully discretionary, and coupon payments can be deferred or cancelled by the issuer without causing an event of default.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Convertible Securities Risk – Convertible securities (which can be bonds, notes, debentures, preferred stock, or other securities which are convertible into or exercisable for common stock), are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. The Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. Changes in credit spreads or improvements in an issuer’s credit quality may increase the risk that an issuer calls outstanding securities prior to their maturity.
Debt Obligations of Foreign Governments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. The derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of misplacing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract. The Portfolio’s purchase of forwards and futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk. The Portfolio’s purchase of total return equity swap agreements may pose risk arising from losses if the underlying reference asset does not perform as anticipated; such agreements are also subject to counterparty credit, liquidity and leveraging risks. The Portfolio’s use of options involve risk related to the direction and timing of market movements in the price of the underlying asset, obligations related to exercise of the option, and potential loss in value of the initial investment.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in the value of its holdings compared with investments made in U.S. securities or in foreign, developed countries. Investments in emerging markets may be subject to political, economic, legal, market, and currency risks. Emerging market securities trade in smaller markets which may experience significant price and market volatility, fluctuations in currency values, interest rates and commodity prices, higher transaction costs, and the increased likelihood of the occurrence of trading difficulties, such as delays in executing, clearing and settling Portfolio transactions or in receiving payment of dividends. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting, financial reporting, and recordkeeping standards, and more limited investor protection provisions when compared with developed economies. Emerging market risks also may include unpredictable and changing political, economic and tax policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions in certain investments by other countries, such as the United States.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.
High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.
High Yield Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•High Yield Debt Risk – High yield debt securities (so called “junk bonds”) in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, have greater risk of loss than higher rated securities, and are predominantly speculative with respect to an issuer’s ability to pay interest and repay principal. In addition, high yield debt securities may be particularly sensitive to changes in the securities markets.
Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments. A portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. For example, the market value of a fixed income portfolio with an average duration of five years generally would be expected to fall approximately 5% if interest rates rose by one percentage point. Declining interest rates may increase the risk that an issuer calls outstanding securities prior to their maturity.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Issuer Risk – The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Leverage Risk – Certain transactions, such as when issued, delayed delivery or forward commitments transactions, or the use of derivative transactions, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged.
Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Loan Risk – The risks associated with investing in fixed- and floating-rate loans, including senior loans, through loan participations and assignments or otherwise, can include credit risk, interest rate risk, liquidity risk, call risk, settlement risk, and risks associated with being a lender. With respect to senior loans, there may also be heightened credit risk to the extent such loans are below investment grade and made to less creditworthy companies. Senior loans that are considered to be “covenant-lite” offer less protection to the loan holder and may have increased credit risk and call risk.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Liquidity Risk – Fixed income and derivative investments can be difficult to purchase or sell at an advantageous time or price, if at all, during periods of reduced marketability for the investment or due to the size of the transaction. These risks may be magnified during periods of economic turmoil or in an extended economic downturn or when investing in emerging markets.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, tariffs, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
Mortgage-and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, prepayment risk and extension risk. Privately-issued mortgage-backed securities carry a heightened risk of nonpayment because there are no direct or indirect government or agency guarantees of payments. The use of mortgage dollar rolls involves potential risks of loss that are different from those related to the mortgage securities underlying the transactions, including counterparty risk, market risk, and financial risk (including the risk that the value of the principal and interest payments associated with the mortgage instrument sold to a counterparty exceeds the compensation paid to the Portfolio by the counterparty). Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. Investments in mortgage-related and other asset-backed securities that are non-investment grade may have heightened liquidity risk.
Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Municipal Securities Risk – The value of municipal securities in which the Portfolio invests may be more sensitive to certain adverse conditions than other fixed income securities and the yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks.
Preferred Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Preferred Stocks Risk – Preferred stocks often lack a fixed maturity or redemption date and are therefore more susceptible to price fluctuations when interest rates change. They also carry a greater risk of non-receipt of income because unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Prepayment and Extension Risk – Prepayment risk is the risk that principal on a debt obligation will be paid earlier than scheduled or expected, which could reduce yield and market value of the security and shorten the Portfolio’s average effective maturity. The rate of prepayments tends to increase as interest rates fall. Extension risk is the risk that, as interest rates rise, repayments on a debt obligation may occur more slowly than anticipated by the market and the obligation may remain outstanding longer.
Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Repurchase Agreements Risk – If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside of the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Short Sale Risk – The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.
Underlying Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•U.S. Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.
When Issued Delayed Delivery and Forward Commitment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•When Issued, Delayed Delivery and Forward Commitment Risk – When issued, delayed delivery purchases and forward commitment transactions involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio’s overall investment expense.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.